Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 91,826	$ 93,032
Demand deposits with banks - Interest bearing	151,104	258,239
Cash equivalents - Interest bearing	1,403,718	1,749,516
Cash and cash equivalents	1,646,648	2,100,787
Securities purchased under agreements to resell	187,274	59,871
Short-term investments	1,038,037	884,478
Investments (none of the investment securities are intrinsically tax-exempt)
Equity securities at fair value	0	236
Available-for-sale investments	1,831,129	1,988,865
Held-to-maturity	3,461,097	3,738,080
Total investment in securities	5,292,226	5,727,181
Loans	4,745,849	5,096,430
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	203,204	203,520
Total assets	13,374,020	14,306,062
Deposits
Non-interest bearing	2,656,659	3,039,701
Interest bearing	9,330,049	9,951,375
Total deposits	11,986,708	12,991,076
Employee benefit plans	88,694	92,018
Other liabilities, including accrued interest and payables to subsidiaries	196,531	185,864
Total other liabilities	285,225	277,882
Long-term debt	98,490	172,289
Total liabilities	12,370,423	13,441,247
Shareholders' equity
Total shareholders’ equity	1,003,597	864,815	$ 977,493
Total liabilities and shareholders’ equity	13,374,020	14,306,062
Available-for-sale, amortized cost	1,995,050	2,209,078
Held-to-maturity, fair value	2,976,709	3,197,508
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	40,436	38,835
Demand deposits with banks - Interest bearing	64,273	142,213
Cash equivalents - Interest bearing	265,775	723,323
Cash and cash equivalents	370,484	904,371
Securities purchased under agreements to resell	187,274	59,871
Short-term investments	599,156	80,315
Investments (none of the investment securities are intrinsically tax-exempt)
Equity securities at fair value	0	236
Available-for-sale investments	786,903	853,749
Held-to-maturity	1,309,659	1,421,556
Total investment in securities	2,096,562	2,275,541
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	229,234	242,796
Total assets	5,884,043	5,942,432
Deposits
Non-interest bearing	1,610,269	1,811,455
Interest bearing	3,008,750	2,936,307
Total deposits	4,619,019	4,747,762
Employee benefit plans	88,682	91,983
Other liabilities, including accrued interest and payables to subsidiaries	74,255	65,583
Total other liabilities	162,937	157,566
Long-term debt	98,490	172,289
Total liabilities	4,880,446	5,077,617
Shareholders' equity
Total shareholders’ equity	1,003,597	864,815
Total liabilities and shareholders’ equity	5,884,043	5,942,432
Available-for-sale, amortized cost	853,864	944,746
Held-to-maturity, fair value	1,148,103	1,238,333
Bank of N.T. Butterfield & Son Ltd | Nonrelated Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	1,716,803	1,839,622
Bank of N.T. Butterfield & Son Ltd | Related Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	34,541	58,056
Bank of N.T. Butterfield & Son Ltd | Banks
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	597,724	480,297
Bank of N.T. Butterfield & Son Ltd | Customers
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	$ 52,265	$ 1,563